Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 35,139,109	$ 1,609,694	$ 5,144,211
Short-term investments	50,000	50,000	50,000
Accounts receivable	32,453	4,157	118,516
Prepaid research and development contracts	297,158	353,434	266,327
Other current assets	602,488	209,038	386,549
Total current assets	36,121,208	2,226,323	5,965,603
Furniture and equipment, net	138,147	149,595	105,971
Deposits	20,960	20,960	20,960
Total assets	36,280,315	2,396,878	6,092,534
Current liabilities:
Accounts payable and accrued expenses	2,970,048	2,470,970	2,159,874
Convertible notes		12,386,647
Total current liabilities	2,970,048	14,857,617	2,159,874
Commitments and contingencies
Redeemable convertible preferred stock		73,757,890	70,487,415
Stockholders' equity (deficit):
Common stock, value	2,705	124	115
Additional paid-in capital	125,465,315
Accumulated deficit	(92,157,753)	(86,218,753)	(66,554,870)
Total stockholders' equity (deficit)	33,310,267	(86,218,629)	(66,554,755)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 36,280,315	2,396,878	6,092,534
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock		7,016,515	7,119,204
Series A1 Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock		40,897,311	39,016,008
Series A2 Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock		$ 25,844,064	$ 24,352,203